Note 5 - Trade and Other Receivables	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]

5. TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2026	2025

Accrued interest income	120,827	-
R&D tax incentive receivable	7,538,579	3,928,563
Goods and services tax receivable	39,752	9,044

Total	7,699,157	3,937,607

R&D tax incentive receivable represents the amount of the financial years 2025 and 2026 R&D tax incentive the Group expects to recover. In July 2026, $3.98m (including $43,117 interest) was received in relation to the FY2025 R&D tax incentive. For further details, see Note 2.